Transamerica Asset Allocation - Conservative Portfolio Expense Example, No Redemption - Retail Class [Member] - Transamerica Asset Allocation - Conservative Portfolio	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 651
Expense Example, No Redemption, 3 Years	866
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	1,762
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,137
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	440
Expense Example, No Redemption, 10 Years	992
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,534
R3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	332
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	$ 1,333